Average Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2005 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2005 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(11.88%)
Since Inception	1.98%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0556
Average Annual Return:
Past 1 year	(11.46%)
Since Inception	2.08%	[1]

[1]	A From August 31, 2018